Operating Lease Liability, Disclosure	Dec. 31, 2020
Notes
Operating Lease Liability, Disclosure

Note 16. Operating Lease Liability

The Company leases certain office and manufacturing facilities and equipment.

Currently, we lease a 1,730 square feet in Fairfield, NJ for our offices. The lease expired in August 31, 2010, and is being renewed on a month-to-month basis.

Rent expense for the Company's operating leases for year ended December 31, 2020 and 2019 amounted to approximately $39,460 and $53,919, respectively.

The Company leases retail space at two different locations. One lease has monthly payments from $1,350 to $1,665 which expires in May 2024. The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities. The Company's leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings. The Company used a discount rate of 10% at December 31, 2020.

The following table reconciles the undiscounted future minimum lease payments (displayed by year in aggregate) under non-cancelable operating leases with terms more than one year to the total operating lease liabilities on the consolidated balance sheet as of December 31, 2020:

2021	$18,180
2022	18,900
2022	19,700
2022	6,660
Total minimum lease payments	63,440
Less amounts representing interest	(9,485)
Present value of net minimum lease payments	53,955
Less current portion	(13,665)
Long-term capital lease obligation	$40,289

(1)The above amount does not include contingent rentals which may be paid under lease agreement with Ocean Resort Casino. This rental is based upon 10% of gross sales at this location.